Fair Value of Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value of Financial Instruments [Line Items]
Net derivative asset	$ 467,687	$ 1,191,354
Forward purchase agreement estimate rate	50.00%
Fair value of warrants and redemption	$ 4,506,312
Warrants and redemption value	187,704
Warrant Liability [Member]
Fair Value of Financial Instruments [Line Items]
Warrants and redemption value	$ 4,777,970
Warrant [Member]
Fair Value of Financial Instruments [Line Items]
Discount rate	15.00%
Forward Purchase Agreement [Member]
Fair Value of Financial Instruments [Line Items]
Dilutive offering price (in Dollars per share)	$ 5